COMMITMENTS AND CONTINGENCY (Details 2) (USD $)	12 Months Ended				0 Months Ended							12 Months Ended									12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2012	Sep. 25, 2013 Litigation with former shareholders of DMG	Jul. 26, 2013 Litigation with former shareholders of DMG	Jul. 15, 2013 Litigation with former shareholders of DMG item	May 16, 2013 Litigation with former shareholders of DMG	Feb. 19, 2013 Litigation with former shareholders of DMG	Nov. 21, 2011 Litigation with former shareholders of DMG	Feb. 25, 2011 Litigation with former shareholders of DMG	Dec. 31, 2013 Litigation with former shareholders of DMG	Dec. 31, 2012 Litigation with former shareholders of DMG	Dec. 31, 2011 Litigation with former shareholders of DMG	Jan. 07, 2013 Litigation with former shareholders of DMG	Aug. 13, 2012 Litigation with former shareholders of DMG	Jun. 15, 2012 Litigation with former shareholders of DMG item	Nov. 03, 2011 Litigation with former shareholders of DMG	Jun. 11, 2013 Litigation with former shareholders of DMG Minimum	Nov. 03, 2011 Litigation with former shareholders of DMG Minimum	Dec. 31, 2013 Yi Zhao v. Dina Liu	Dec. 31, 2013 National Standard item
COMMITMENTS AND CONTINGENCY
Number of cities in which mobile digital television network of the Group's direct equity investment entities and digital television broadcasting infrastructure of the Group's local operating partners have been converted																						11
Number of cities in which mobile digital television network of the Group's direct equity investment entities and digital television broadcasting infrastructure of the Group's local operating partners have not been converted																						6
Number of cities in which entity may be responsible for capital expenditures required for conversion of digital television broadcasting infrastructure																						3
Maximum expected cost of converting the equipment																						$ 400,000
Amount sought under order of attachment							60,000,000			60,000,000	30,000,000										5,000,000
Indemnification claim sought by Group																			2,785,633	2,785,633
Undertaking required by the ruling to be filed by Former DMG Shareholders																		500,000
Amount required to be transferred in assets readily convertible into U.S. Currency, to be held in the custody of the New York City Sheriff's Office under August 13 Order																60,000,000
Amount of assets of its subsidiaries located outside PRC, arranged to be held in the custody of sheriff															4,500,000
Amount to be deposited into an escrow account controlled by the Sheriff				60,000,000												60,000,000
Gross amount requested to be deposited into an escrow account before deduction of current deposit amount, with the Jun He Law Offices as escrow agent, under February 19 Order									60,000,000
Amount currently being on deposit with the New York City Sheriff's Office									4,500,000			4,500,000
Minimum amount transferred to the New York City Sheriffs Office recorded as restricted cash												3,200,000
Balance amount to be transferred to Sheriff under August 13 Order												56,800,000
Fine contempt sanction									250
Fine awarded to plaintiffs								250
Plaintiffs' attorneys' fee awarded								185,892
Number of ex parte orders for attachment of assets of the Group																	2
Number of causes of actions on which summary judgment granted by the court							2
Amount awarded to plaintiff						71,800,047
Amount of disbursed funds by sheriff					186,142
Recognized amount of penalty interest on the overdue payable	2,149,903	5,993,145	3,375,000									2,149,903	5,993,145	3,375,000
Loss consideration payable												75,800,047
Accrued penalty interest on the overdue consideration payable												11,800,047
Provision for potential loss																					$ 0